SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
Summary of the option activity

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise	Contract		Aggregate
	of Options	Price	Terms		Intrinsic Value
		$			In Thousands of
					U.S. Dollars
Options outstanding at January 1, 2018	369,173	15.97	2	years	2,068
Granted	—
Exercised	(74,521)	10.33
Forfeited	(70,150)	41.66
Options outstanding at December 31, 2018	224,502	9.82	2	years	1,026
Options vested or expected to be vested at December 31, 2018	224,502	9.82
Options exercisable at December 31, 2018	224,502	9.82

Summary of the RSU activity

		Weighted Average
	Number of	Grant-Date
	Shares	Fair Value
		$
Unvested at January 1, 2018	1,732,047	15.42
Granted	759,702	13.62
Vested	(609,418)	16.84
Forfeited	(101,060)	15.17
Unvested at December 31, 2018	1,781,271	14.18